Operating Lease (Details 2) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Operating Lease
2022	$ 43,000	$ 58,000
2023	59,000	59,000
2024	5,000	5,000
Total lease payment	107,000	122,000
Less: Imputed interest/present value discount	(9,000)	(10,000)
Present value of lease liabilities	$ 98,000	$ 112,000